Right-of-use assets and lease liabilities (Tables)	12 Months Ended
Dec. 31, 2021
Right-of-use Assets And Lease Liabilities
Schedule of Continuity of Lease Liabilities
	December 31, 2021	December 31, 2020
Opening balance	$170,731	$292,679
Modification by extending the lease term	508,799	-
Less: lease payments	(144,253)	(143,428)
Interest expense	13,330	21,480
	548,607	170,731
Less: current portion of lease liabilities	(82,677)	(134,950)
Long-term portion of lease liabilities	$465,930	$35,781

Schedule of Right of Use Assets
	December 31, 2021	December 31, 2020
Opening balance	$151,790	$273,222
Modification by extending the lease term	508,799	-
Less: amortization of ROU assets	(121,479)	(121,432)
	$539,110	$151,790

Schedule of Remaining Payments For Operating Lease

	2022	2023	2024	2025	2026	Total
Office lease	$171,759	$167,374	$170,672	$173,970	$177,268	$861,043